LOSS ON VALUATION AND TRANSLATION OF FINANCIAL INSTRUMENTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
LOSS ON VALUATION AND TRANSLATION OF FINANCIAL INSTRUMENTS
(Gain) loss on embedded derivatives related to long-term debt	$ (0.6)	$ (0.2)	$ 6.2
Loss (gain) on reversal of embedded derivatives on debt redemption		0.2	(0.4)
Loss on valuation and translation of financial instruments	2.4	2.1	3.8
Fair value hedges
LOSS ON VALUATION AND TRANSLATION OF FINANCIAL INSTRUMENTS
Loss (gain) on the ineffective portion of hedges	$ 3.0	2.0	(3.6)
Cash flow hedges
LOSS ON VALUATION AND TRANSLATION OF FINANCIAL INSTRUMENTS
Loss (gain) on the ineffective portion of hedges		$ 0.1	$ 1.6